Taxes on Income (Details) - Schedule of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of theoretical tax expense [Abstract]
Income before income taxes, as per the statement of operations	$ 143,756	$ 119,837	$ 101,327
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 33,064	$ 27,563	$ 23,305
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	2,544	792	1,393
Effect of different tax rates	(774)	1,114	379
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(5,426)	(2,557)	(1,233)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,877	1,087	(796)
Taxes in respect of prior years	280	(569)	(485)
Uncertain tax positions	285	1,889	2,703
Other	(581)	(2,118)	(965)
Taxes on income	$ 31,269	$ 27,201	$ 24,301